May 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:	Forethought Life Insurance Company
Separate Account A (“Registrant”)
File No. 333-205718: ForeInvestors Choice Variable Annuity
File No. 333-206448: ForeInvestors Choice Variable Annuity — I Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2022.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote

Victoria L. Fote

Senior Legal Associate

Forethought Life Insurance Company     |     One Financial Plaza     |     755 Main Street, 24th Floor     |     Hartford, CT  06103